INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 1.5%
587,509	Rolls-Royce Holdings plc(a)	$ 525,427
6,142	Safran S.A.	628,635
4,948	Thales S.A.	597,130
		1,751,192
	APPAREL & TEXTILE PRODUCTS - 1.1%
5,570	Cie Financiere Richemont S.A.	625,782
535	Hermes International	689,170
		1,314,952
	ASSET MANAGEMENT - 4.0%
44,476	3i Group plc	627,896
7,124	Groupe Bruxelles Lambert S.A.	540,239
26,088	Industrivarden A.B.	580,453
26,313	Industrivarden A.B., C Shares	579,536
36,222	Investor A.B.	573,191
14,550	L E Lundbergforetagen A.B.	603,250
656	Partners Group Holding A.G.	634,960
18,122	Schroders plc	565,773
		4,705,298
	AUTOMOTIVE - 3.3%
7,704	Bayerische Motoren Werke A.G.	568,514
21,718	Cie Generale des Etablissements Michelin SCA	530,189
8,363	Continental A.G.	482,830
11,177	Denso Corporation	615,585
3,246	Ferrari AG.	631,865
268,756	Geely Automobile Holdings Ltd.	544,448
9,780	Toyota Industries Corporation	550,542
		3,923,973
	BANKING - 10.5%
1,122,119	Bank Mandiri Persero Tbk P.T.	668,692
2,134,356	Bank Rakyat Indonesia Persero Tbk P.T.	623,736
9,378	Commonwealth Bank of Australia	625,435
63,823	Credit Agricole S.A.	589,126
41,617	Danske Bank A/S	557,714
105,248	Grupo Financiero Banorte S.A.B. de C.V.	621,730

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 10.5% (Continued)
34,098	ICICI Bank Ltd. - ADR	$ 744,700
317,560	Intesa Sanpaolo SpA	549,574
24,566	KakaoBank Corporation(a)	499,528
10,187	KBC Group N.V.	484,793
5,189	Macquarie Group Ltd.	629,355
299,071	Malayan Banking Bhd	599,211
31,072	National Australia Bank Ltd.	650,353
26,648	OTP Bank Nyrt	567,454
93,393	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	467,502
585,287	Public Bank Bhd	615,748
59,885	Skandinaviska Enskilda Banken A.B.	599,088
60,323	Standard Bank Group Ltd.	539,641
69,579	Svenska Handelsbanken A.B., A Shares	571,604
46,523	Swedbank A.B., A Shares	603,534
31,397	United Overseas Bank Ltd.	613,875
		12,422,393
	BIOTECH & PHARMA - 2.3%
4,341	Celltrion, Inc.	612,720
23,213	Chugai Pharmaceutical Company Ltd.	603,063
3,230	CSL Ltd.	648,741
33,743	Grifols S.A.(a)	408,231
6,992	UCB S.A.	492,305
		2,765,060
	CHEMICALS - 7.5%
4,355	Air Liquide S.A.	547,656
9,285	Akzo Nobel N.V.	587,913
9,242	Brenntag S.E.	607,284
3,890,516	Chandra Asri Petrochemical Tbk P.T.	639,207
15,793	Croda International plc	1,233,754
805	EMS-Chemie Holding A.G.	566,849
27,909	Evonik Industries A.G.	521,261
169	Givaudan S.A.	540,829
4,160	Koninklijke DSM N.V.	532,117
109,914	Mitsubishi Chemical Holdings Corporation	579,965

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CHEMICALS - 7.5% (Continued)
9,943	Novozymes A/S, Class B	$ 571,789
7,284	Sociedad Quimica y Minera de Chile S.A., Class B	728,416
7,354	Solvay S.A.	595,647
5,504	Symrise A.G.	576,881
		8,829,568
	COMMERCIAL SUPPORT SERVICES - 2.5%
23,627	Bureau Veritas S.A.	587,827
29,241	Compass Group plc	631,362
12,883	Edenred	653,468
7,712	Eurofins Scientific S.E.	535,254
259	SGS S.A.	571,105
		2,979,016
	CONSTRUCTION MATERIALS - 3.5%
13,824	Cie de Saint-Gobain	560,264
17,544	CRH plc	647,064
12,113	HeidelbergCement A.G.	548,711
13,762	Holcim Ltd.	612,827
27,676	James Hardie Industries plc - ADR	634,570
55,627	Siam Cement PCL (The) - ADR	544,453
2,602	Sika A.G.	586,525
		4,134,414
	CONTAINERS & PACKAGING - 0.5%
48,425	Amcor plc - ADR	590,444

	DIVERSIFIED INDUSTRIALS - 0.5%
24,257	Alfa Laval A.B.	649,613

	E-COMMERCE DISCRETIONARY - 0.5%
23,224	Zalando S.E.(a),	539,079

	ELECTRIC UTILITIES - 5.8%
68,656	E.ON S.E.	586,845
126,589	EDP - Energias de Portugal S.A.	605,481
31,274	Endesa S.A.	537,149

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 5.8% (Continued)
6,209,212	Enel Americas S.A.(a)	$ 672,895
112,564	Enel SpA	530,880
50,434	Engie S.A.	601,196
37,689	Fortum OYJ	387,830
445,064	Gulf Energy Development PCL - ADR	623,603
56,991	Iberdrola S.A.	594,467
29,976	SSE plc	575,337
320,169	Tenaga Nasional Bhd	642,913
76,315	Terna Rete Elettrica Nazionale SpA	544,231
		6,902,827
	ELECTRICAL EQUIPMENT - 1.7%
27,972	Assa Abloy A.B., Class B	568,584
62,719	Delta Electronics Thailand PCL	898,508
3,277	Schindler Holding A.G.	572,108
		2,039,200
	ENGINEERING & CONSTRUCTION - 1.5%
19,029	Bouygues S.A.	560,014
23,814	Ferrovial S.A.	597,503
6,637	Vinci S.A.	614,969
		1,772,486
	ENTERTAINMENT CONTENT - 0.5%
124,145	Bollore S.E.	595,537

	FOOD - 2.6%
24,605	Ajinomoto Company, Inc.	683,860
264	Barry Callebaut A.G.	541,090
6	Chocoladefabriken Lindt & Spruengli A.G.	653,535
182,617	Grupo Bimbo S.A.B. de C.V.	615,262
204,268	Wilmar International Ltd.	590,383
		3,084,130
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
36,540	Stora Enso OYJ, R Shares	545,935
62,423	Suzano S.A.	536,937

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5% (Continued)
19,153	UPM-Kymmene OYJ	$ 651,964
		1,734,836
	GAS & WATER UTILITIES - 0.9%
20,791	Naturgy Energy Group S.A.(b)	573,862
113,333	Snam SpA	539,117
		1,112,979
	HEALTH CARE FACILITIES & SERVICES - 1.7%
11,957	Fresenius Medical Care A.G. & Company KGaA	410,617
19,702	Fresenius S.E. & Company KGaA	487,999
397,995	IHH Healthcare Bhd	551,166
26,550	Sonic Healthcare Ltd.	617,652
		2,067,434
	HOME CONSTRUCTION - 0.5%
1,225	Geberit A.G.	567,422

	HOUSEHOLD PRODUCTS - 1.5%
5,826	Beiersdorf A.G.	588,686
9,674	Henkel A.G. & Company KGaA	605,353
1,130	LG Household & Health Care Ltd.	599,269
		1,793,308
	INDUSTRIAL REIT - 0.5%
47,916	Goodman Group	644,890

	INDUSTRIAL SUPPORT SERVICES - 0.6%
14,299	Ashtead Group plc	705,832

	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
278,938	B3 S.A. - Brasil Bolsa Balcao	640,996
3,595	Deutsche Boerse A.G.	608,254
6,424	London Stock Exchange Group plc	604,512
		1,853,762
	INSURANCE - 3.5%
22,029	Admiral Group plc	542,934
32,314	Dai-ichi Life Holdings, Inc.	559,901

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSURANCE - 3.5% (Continued)
201,782	Legal & General Group plc	$ 591,767
48,165	Prudential plc	505,493
13,794	Sampo OYJ, A Shares	624,859
1,223	Swiss Life Holding A.G.	640,919
27,021	Tryg A/S	612,099
		4,077,972
	INTERNET MEDIA & SERVICES - 1.6%
4,152	Naspers Ltd., N Shares	588,011
9,228	Prosus N.V.	572,347
7,852	REA Group Ltd.	685,270
		1,845,628
	MACHINERY - 3.2%
7,089	Alleima A.B.(a)	28,460
62,602	Atlas Copco A.B.	638,542
50,955	CNH Industrial N.V.	623,375
3,723	FANUC Corporation	603,942
35,444	Sandvik A.B.	555,061
1,335	SMC Corporation	640,030
117,611	WEG S.A.	640,050
		3,729,460
	MEDICAL EQUIPMENT & DEVICES - 1.8%
5,249	Coloplast A/S - Series B	601,577
15,711	Demant A/S(a),	485,073
4,017	EssilorLuxottica S.A.	602,186
1,880	Sonova Holding A.G.	497,419
		2,186,255
	METALS & MINING - 4.2%
6,732	Anglo American Platinum Ltd.	471,137
42,172	Antofagasta plc	539,285
20,400	BHP Group Ltd.	566,705
47,424	Fortescue Metals Group Ltd.	597,708
40,586	Newcrest Mining Ltd.	492,364
105,859	Norsk Hydro ASA	729,675
8,211	Rio Tinto Ltd.	530,920

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	METALS & MINING - 4.2% (Continued)
9,707	Rio Tinto plc	$ 537,900
11,662	Southern Copper Corporation	548,930
		5,014,624
	MULTI ASSET CLASS REIT - 0.5%
48,692	Segro plc	533,306

	OIL & GAS PRODUCERS - 3.5%
54,181	Ecopetrol S.A. - ADR	558,606
157,331	ENEOS Holdings, Inc.	593,005
49,497	Eni SpA	587,044
53,726	Inpex Corporation	620,345
12,584	OMV A.G.	509,124
129,310	PTT Exploration & Production PCL - ADR	595,695
26,577	Woodside Energy Group Ltd.	622,827
		4,086,646
	REAL ESTATE OWNERS & DEVELOPERS - 2.3%
194,722	China Overseas Land & Investment Ltd.	525,959
894,310	SM Prime Holdings, Inc.	602,092
22,260	Sumitomo Realty & Development Company Ltd.	548,019
243,739	Swire Properties Ltd.	563,331
18,779	Vonovia S.E.	509,274
		2,748,675
	RETAIL - CONSUMER STAPLES - 1.7%
34,793	Aeon Company Ltd. (b)	681,874
547,701	Cencosud S.A.	765,926
27,493	Jeronimo Martins SGPS S.A.	610,281
		2,058,081
	RETAIL - DISCRETIONARY - 1.5%
8,285	Next plc	559,275
9,172	Pandora A/S	554,096
41,653	SM Investments Corporation	615,682
		1,729,053
	SEMICONDUCTORS - 2.1%
1,235	ASML Holding N.V.	601,188

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 2.1% (Continued)
24,028	Infineon Technologies A.G.	$ 586,461
3,999	NXP Semiconductors N.V.	658,155
18,608	STMicroelectronics N.V. - ADR	649,419
		2,495,223
	SOFTWARE - 1.6%
4,947	Check Point Software Technologies Ltd.(a)	594,827
15,915	Dassault Systemes S.E.	616,634
3,015	Nice Ltd.(a)	653,680
		1,865,141
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	2

	TECHNOLOGY HARDWARE - 1.5%
6,057	Garmin Ltd.	535,984
73,481	Panasonic Holdings Corporation	599,307
1,445	Samsung SDI Company Ltd.	643,624
		1,778,915
	TECHNOLOGY SERVICES - 2.6%
3,454	Globant S.A.(a)	728,000
15,167	NEC Corporation	556,820
42,791	NTT Data Corporation	608,057
6,991	WNS Holdings Ltd. - ADR(a)	588,992
6,246	Wolters Kluwer N.V.	611,300
		3,093,169
	TELECOMMUNICATIONS - 3.3%
585,916	America Movil S.A.B. de C.V.	498,817
167,180	Koninklijke KPN N.V.	532,303
72,074	MTN Group Ltd.	522,821
326,347	Singapore Telecommunications Ltd.	611,692
66,762	Telefonica Brasil S.A.	539,596
155,701	Telia Company A.B.	548,858
224,136	Telstra Corp Ltd.	608,840
		3,862,927

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 4.0%
4,641	Aena SME S.A.(a),	$ 570,336
25,625	Atlantia SpA	587,604
4,239	DSV A/S	628,042
11,820	East Japan Railway Company	615,943
2,532	Kuehne + Nagel International A.G.	585,248
63,705	Poste Italiane SpA	511,380
8,633	Ryanair Holdings plc - ADR(a)	627,705
60,496	Transurban Group	577,848
		4,704,106
	TRANSPORTATION EQUIPMENT - 1.0%
26,181	Alstom S.A. (b)	540,660
36,030	Volvo A.B.	601,246
		1,141,906
	WHOLESALE - CONSUMER STAPLES - 0.5%
21,423	ITOCHU Corporation	592,646

	TOTAL COMMON STOCKS (Cost $136,871,402)	117,023,380

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 1.3%
MONEY MARKET FUND - 1.3%
1,535,278	Fidelity Government Portfolio - Institutional Class, 2.07%(e) (Cost $1,535,278)	$ 1,535,278

	TOTAL INVESTMENTS - 100.3% (Cost $138,406,680)	$ 118,558,658
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(357,881)
	NET ASSETS - 100.0%	$ 118,200,777

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2022 was $1,305,673.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2022. Total collateral had a value of $1,535,278 at August 31, 2022.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2022.